Analysis of Group statement of financial position by segment (Details) - GBP (£) £ in Millions		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets
Goodwill		£ 1,857	£ 1,482	£ 1,628
Deferred acquisition costs and other intangible assets		11,923	11,011
Property, plant and equipment		1,409	789	743
Reinsurers' share of insurance contract liabilities		11,144	9,673
Deferred tax assets		2,595	2,627
Current tax recoverable		618	613
Accrued investment income		2,749	2,676
Other debtors		4,088	2,963
Investment properties		17,925	16,497	14,646
Investment in joint ventures and associates accounted for using the equity method		1,733	1,416
Loans		18,010	17,042
Equity securities and portfolio holdings in unit trusts	[1]	214,733	223,391
Debt securities	[1]	175,356	171,374
Derivative assets		3,494	4,801
Other investments	[1]	6,512	5,622
Deposits		11,796	11,236
Assets held for sale	[2]	10,578	38
Cash and cash equivalents		12,125	10,690	10,065	£ 7,782
Total assets		508,645	493,941
Total equity		17,267	16,094	14,667	£ 12,956
Liabilities
Insurance contract liabilities		322,666	328,172	316,436
Investment contract liabilities with discretionary participation features		67,413	62,677
Investment contract liabilities without discretionary participation features		19,222	20,394
Unallocated surplus of with-profits funds		15,845	16,951	£ 14,317
Core structural borrowings of shareholder-financed businesses		7,664	6,280
Operational borrowings attributable to shareholder-financed businesses		998	1,791
Borrowings attributable to with-profits businesses		3,940	3,716
Obligations under funding, securities lending and sale and repurchase agreements		6,989	5,662
Net asset value attributable to unit holders of consolidated unit trusts and similar funds		11,651	8,889
Deferred tax liabilities		4,022	4,715
Current tax liabilities		568	537
Accruals deferred income and other liabilities		15,248	14,185
Provisions		1,078	1,123
Derivative liabilities		3,506	2,755
Liabilities held for sale	[2]	10,568
Total liabilities		491,378	477,847
Total equity and liabilities		508,645	493,941
Unallocated to a segment (central or other operations)
Assets
Deferred acquisition costs and other intangible assets		44	42
Property, plant and equipment		3	3
Reinsurers' share of insurance contract liabilities		2	3
Deferred tax assets		55	58
Current tax recoverable		118	93
Accrued investment income		76	31
Other debtors		1,968	2,121
Loans			109
Equity securities and portfolio holdings in unit trusts		116	115
Debt securities		1,967	2,307
Derivative assets		111	123
Deposits		160	362
Cash and cash equivalents		2,182	1,290
Total assets		6,802	6,657
Total equity		(3,485)	(3,325)
Liabilities
Insurance contract liabilities		37	31
Investment contract liabilities without discretionary participation features		2	1
Core structural borrowings of shareholder-financed businesses		7,468	6,096
Operational borrowings attributable to shareholder-financed businesses		503	1,085
Net asset value attributable to unit holders of consolidated unit trusts and similar funds		21	15
Deferred tax liabilities		16	15
Current tax liabilities		75	71
Accruals deferred income and other liabilities		1,126	1,597
Provisions		61	61
Derivative liabilities		978	1,010
Total liabilities		10,287	9,982
Total equity and liabilities		6,802	6,657
Elimination of intra-group amounts
Assets
Reinsurers' share of insurance contract liabilities		(1,109)	(1,235)
Current tax recoverable		(81)	(80)
Other debtors		(5,285)	(5,199)
Total assets		(6,475)	(6,514)
Liabilities
Insurance contract liabilities		(1,109)	(1,235)
Current tax liabilities		(81)	(80)
Accruals deferred income and other liabilities		(5,285)	(5,199)
Total liabilities		(6,475)	(6,514)
Total equity and liabilities		(6,475)	(6,514)
Asia | Operating segments
Assets
Goodwill		498	305
Deferred acquisition costs and other intangible assets		2,937	2,540
Property, plant and equipment		129	125
Reinsurers' share of insurance contract liabilities		2,777	1,960
Deferred tax assets		119	112
Current tax recoverable		26	58
Accrued investment income		664	595
Other debtors		2,978	2,675
Investment properties		5	5
Investment in joint ventures and associates accounted for using the equity method		991	912
Loans		1,377	1,317
Equity securities and portfolio holdings in unit trusts		32,150	29,976
Debt securities		45,839	40,982
Derivative assets		296	113
Deposits		1,224	1,291
Cash and cash equivalents		2,189	1,934
Total assets		94,199	84,900
Total equity		6,428	5,926
Liabilities
Insurance contract liabilities		72,349	63,468
Investment contract liabilities with discretionary participation features		375	337
Investment contract liabilities without discretionary participation features		492	328
Unallocated surplus of with-profits funds		2,511	3,474
Operational borrowings attributable to shareholder-financed businesses		61	50
Borrowings attributable to with-profits businesses		19	10
Net asset value attributable to unit holders of consolidated unit trusts and similar funds		2,617	3,631
Deferred tax liabilities		1,257	1,152
Current tax liabilities		133	122
Accruals deferred income and other liabilities		7,641	6,069
Provisions		251	254
Derivative liabilities		65	79
Total liabilities		87,771	78,974
Total equity and liabilities		94,199	84,900
US | Operating segments
Assets
Deferred acquisition costs and other intangible assets		8,747	8,219
Property, plant and equipment		246	214
Reinsurers' share of insurance contract liabilities		6,662	6,424
Deferred tax assets		2,295	2,300
Current tax recoverable		311	298
Accrued investment income		498	492
Other debtors		238	248
Investment properties		6	5
Loans		11,066	9,630
Equity securities and portfolio holdings in unit trusts		128,657	130,630
Debt securities		41,594	35,378
Derivative assets		574	1,611
Other investments		927	848
Deposits		92	43
Cash and cash equivalents		3,005	1,658
Total assets		204,918	197,998
Total equity		5,624	5,248
Liabilities
Insurance contract liabilities		182,432	177,728
Investment contract liabilities without discretionary participation features		3,168	2,996
Core structural borrowings of shareholder-financed businesses		196	184
Operational borrowings attributable to shareholder-financed businesses		328	508
Obligations under funding, securities lending and sale and repurchase agreements		5,765	4,304
Deferred tax liabilities		1,688	1,845
Current tax liabilities		115	47
Accruals deferred income and other liabilities		5,324	5,109
Provisions		23	24
Derivative liabilities		255	5
Total liabilities		199,294	192,750
Total equity and liabilities		204,918	197,998
UK and Europe | Shareholder annuity portfolio being sold to Rothesay Life
Assets
Assets held for sale		10,568
Liabilities
Policyholder and other liabilities		10,568
UK and Europe | Operating segments
Assets
Goodwill		1,359	1,177
Deferred acquisition costs and other intangible assets		195	210
Property, plant and equipment		1,031	447
Reinsurers' share of insurance contract liabilities		2,812	2,521
Deferred tax assets		126	157
Current tax recoverable		244	244
Accrued investment income		1,511	1,558
Other debtors		4,189	3,118
Investment properties		17,914	16,487
Investment in joint ventures and associates accounted for using the equity method		742	504
Loans		5,567	5,986
Equity securities and portfolio holdings in unit trusts		53,810	62,670
Debt securities		85,956	92,707
Derivative assets		2,513	2,954
Other investments		5,585	4,774
Deposits		10,320	9,540
Assets held for sale		10,578	38
Cash and cash equivalents		4,749	5,808
Total assets		209,201	210,900
Total equity		8,700	8,245
Liabilities
Insurance contract liabilities		68,957	88,180
Investment contract liabilities with discretionary participation features		67,038	62,340
Investment contract liabilities without discretionary participation features		15,560	17,069
Unallocated surplus of with-profits funds		13,334	13,477
Operational borrowings attributable to shareholder-financed businesses		106	148
Borrowings attributable to with-profits businesses		3,921	3,706
Obligations under funding, securities lending and sale and repurchase agreements		1,224	1,358
Net asset value attributable to unit holders of consolidated unit trusts and similar funds		9,013	5,243
Deferred tax liabilities		1,061	1,703
Current tax liabilities		326	377
Accruals deferred income and other liabilities		6,442	6,609
Provisions		743	784
Derivative liabilities		2,208	1,661
Liabilities held for sale		10,568
Total liabilities		200,501	202,655
Total equity and liabilities		£ 209,201	£ 210,900

[1]	Included within equity securities and portfolio holdings in unit trusts, debt securities and other investments are £8,278 million (31 December 2017: £8,232 million) of lent securities and assets subject to repurchase agreements.
[2]	Assets held for sale of £10,578 million include £10,568 million in respect of the reinsured UK annuity business. A corresponding amount is reflected in liabilities held for sale. See note D1.1 for further details.